Net sales (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of net sales by region and customer type	Net sales to external customers by region
Net sales to external customers by region are based on the
location of the customer, except for Nokia Technologies IPR
and licensing net sales which are allocated to Europe.

EURm	2024	2023	2022
Americas	6 276	6 779	9 611
Latin America	895	1 046	1 223
North America	5 381	5 733	8 388
APAC	4 549	6 436	5 519
Greater China	1 134	1 303	1 581
India	1 373	2 842	1 290
Rest of APAC	2 042	2 291	2 648
EMEA	8 395	7 923	8 631
Europe	6 362	5 873	6 662
Middle East & Africa	2 033	2 050	1 969
Total	19 220	21 138	23 761
Segment net sales by region

EURm	2024	2023	2022
Network Infrastructure	6 518	6 917	7 897
Americas	2 726	2 813	3 717
APAC	1 426	1 580	1 553
EMEA	2 366	2 524	2 627
Mobile Networks	7 725	9 797	10 671
Americas	2 365	2 618	4 371
APAC	2 461	4 184	3 191
EMEA	2 899	2 995	3 109
Cloud and Network Services	3 022	3 220	3 351
Americas	1 184	1 306	1 368
APAC	649	649	752
EMEA	1 189	1 265	1 231
Nokia Technologies	1 928	1 085	1 595
Group Common and Other(1)	27	119	248
Total	19 220	21 138	23 761
(1)Includes eliminations of inter-segment revenues.
Net sales by customer type

EURm	2024	2023	2022
Communications service providers	15 085	17 652	19 921
Enterprise	2 180	2 282	1 997
Licensees	1 928	1 085	1 595
Other(1)	27	119	248
Total	19 220	21 138	23 761
(1)Includes net sales of Radio Frequency Systems (RFS), which had been managed as a separate entity and was substantially divested in 2024, and certain other items, such as eliminations of inter-segment revenues. RFS net sales also include revenue from communications service providers and enterprise customers.
Schedule of unsatisfied performance obligations	Management has estimated that these unsatisfied performance obligations will be recognized as revenue as follows:

	2024	2023
Within 1 year	53%	51%
2-3 years	27%	30%
More than 3 years	20%	19%
Total	100%	100%